Borrowings - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Discounted trade receivables on recourse basis	₨ 13,567	$ 196	₨ 7,830